Share-Based Compensation	12 Months Ended
Jul. 31, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 16 — SHARE-BASED COMPENSATION

In June 2025, the Company adopted the 2025 Equity Incentive Plan (the “2025 EIP Plan”), authorizing options, restricted shares, RSUs and other awards to employees, directors and consultants. The initial share pool was 6,300,000 Class A shares. Beginning August 1, 2026 through August 1, 2034, the pool increases annually by the lesser of 5% of total ordinary shares outstanding at the preceding fiscal year-end or an amount determined by the board. Pursuant to the 2025 EIP Plan document, share options granted under the plan shall have an exercise price not less than the fair market value of the Class A ordinary shares on the grant date and have a contractual term not exceeding ten years. As of July 31, 2026, 3,679,130 Class A ordinary shares remained available for future grant under the 2025 Plan.

The Company also adopted the 2025 Employee Share Purchase Plan (the “2025 ESPP Plan”) in June 2025, with an initial pool of 5,040,000 Class A shares and annual increases from August 1, 2026 through August 1, 2044 of the lesser of 1% of Class A shares outstanding at the preceding fiscal year-end or an amount determined by the board. For the year ended July 31, 2026, there were no offering periods, purchase rights, payroll deductions or purchases under the 2025 ESPP Plan, and no related compensation expense was recognized. As of July 31, 2026, 5,040,000 Class A ordinary shares remained available under the 2025 ESPP Plan.

The Class A ordinary shares issuable under the 2025 EIP Plan and the 2025 ESPP Plan were registered on Form S-8 in September 2025.

Awards granted during 2026 were:

Grant date / award	Number	Exercise price	Grant-date fair value per unit	For the year ended July 31, 2026 recognized expense
December 17, 2025 Share options –executive officers and other employees	2,000,000	$1.75	$0.957	$1,913,692
February 5, 2026 Share options – employees	400,000	$1.21	$0.662	38,576
March 9, 2026 Share options – employees	90,000	$1.76	$0.969	11,304
February 5, 2026 RSUs – Chief Financial Officer	24,000	—	$1.21	29,040
July 22, 2026 RSUs – employees	106,870	—	$2.42	1,796
Total compensation expense				$1,994,408

Share-based compensation expense was recognized as follows:

	For the years ended July 31,
	2026	2025	2024
Cost of revenue	$238,590	$—	$—
General and administrative	39,221	—	—
Research and development	588,455	—	—
Sales and marketing	1,128,142	—	—
Total share-based compensation expense	$1,994,408	$—	$—

Share options

On December 17, 2025, the Company granted share options to purchase 2,000,000 Class A ordinary shares to its director and executive officers and certain employees at an exercise price of $1.75 per share, which vested in full on the grant date. On February 5, 2026 and March 9, 2026, the Company granted share options to purchase 400,000 and 90,000 Class A ordinary shares, respectively, to employees at exercise prices of $1.21 and $1.76 per share, respectively, which vest in equal monthly instalments over 36 months from the grant date, subject to continued service. The options have a contractual term of ten years.

Share-based compensation is allocated by the grantees’ functions.

Valuation assumptions. The fair value of each option was estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

	December 17, 2025 grant	February 5, 2026 grant	March 9, 2026 grant
Expected volatility	60.67%	60.45%	61.06%
Expected term (years)	5.0	5.0	5.0
Risk-free interest rate	3.70%	3.74%	3.71%
Expected dividend yield	0%	0%	0%
Fair value of the underlying Class A ordinary share	$1.75	$1.21	$1.76

Expected volatility is based on the historical volatility of comparable listed companies, because the Company has a limited trading history. The expected term is based on the simplified method, because the Company has no history of option exercises. The risk-free rate is the U.S. Treasury yield for a term consistent with the expected term at the grant date. The Company has not paid and does not expect to pay dividends. Forfeitures are recognized as they occur. Fair value of the underlying Class A ordinary share is the closing price of the Class A ordinary shares on Nasdaq on the grant date.

Share option activity:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Outstanding as of July 31, 2025	—	—
Granted	2,490,000	$1.66
Exercised	(9,048)	1.41		$9,603
Forfeited	(63,884)	1.21
Expired	(1,668)	1.21
Outstanding as of July 31, 2026	2,415,400	$1.68	9.4	$1,939,845
Vested and exercisable as of July 31, 2026	2,051,278	$1.74	9.4	$1,521,406
Vested and expected to vest as of July 31, 2026	2,415,400	$1.68	9.4	$1,939,845

Cash received from option exercises during the year ended July 31, 2026 was $6,473. The remaining $6,262 of exercise proceeds, for 4,948 options exercised in July 2026 through the plan administrator, was receivable as of July 31, 2026 and is included in other receivables. The aggregate intrinsic value is calculated as the difference between the closing price of the Class A ordinary shares on July 31, 2026 on Nasdaq, which was $2.48 per share or, for exercised options, on the exercise date, and the exercise price. The weighted-average grant-date fair value of options granted during the year ended July 31, 2026 was $0.91 per option. The total fair value of options vested for the year ended July 31, 2026 was $1,963,572.

Restricted share units

On February 5, 2026, the Company granted 24,000 RSUs to its Chief Financial Officer, which vested in full on the grant date and were settled in Class A ordinary shares. On July 22, 2026, the Company granted 106,870 RSUs to employees of CTW US, which vest in four annual instalments on July 1 of each year from 2027 through 2030, subject to continued service. The grant-date fair value of RSUs is determined based on the closing price of the Class A ordinary shares on Nasdaq on the grant date.

RSU activity:

	Number of RSUs	Weighted- average grant-date fair value
Unvested as of July 31, 2025	—	$—
Granted	130,870	2.20
Vested and settled	(24,000)	1.21
Forfeited	—	—
Unvested as of July 31, 2026	106,870	$2.42

The total fair value of the RSUs vested for the year ended July 31, 2026 was $30,836.

Unrecognized compensation cost. As of July 31, 2026, unrecognized compensation cost was $256,829 for 106,870 unvested RSUs, expected to be recognized over a weighted-average period of 3.9 years, and approximately $259,900 for 364,122 unvested share options granted in February and March 2026, expected to be recognized over a weighted-average period of 2.6 years.